Cover	Jul. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2024
Entity File Number	333-259112
Entity Registrant Name	BIRDIE WIN CORPORATION
Entity Central Index Key	0001873213
Entity Tax Identification Number	38-4179726
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 8, 6/F, Wayson Commercial Building,
Entity Address, Address Line Two	28 Connaught Road West
Entity Address, Country	HK
City Area Code	+86
Local Phone Number	13824472731
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false